Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	465,000,000	465,000,000
Common stock, shares issued	12,063,844	13,039,755
Common stock, shares outstanding	12,063,844	13,039,755
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000
Preferred stock, shares issued	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000